Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Options and Warrants [Line Items]
Schedule of Changes in Warrants Outstanding	The warrants are exercisable at a price of $6.43 per share and expire five years from the date of issuance.
	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2023	1,307,671	$6.43	3.34 years	$-

Granted	175,833	2.28	2.97 years	-

Expired/Cancelled	(200,466)	6.33	-	-

Exercised	-	-	-	-

Outstanding, January 31, 2024	1,283,038	5.88	2.97 years	-

Granted	4,200,000	6.43	5.00 years	-

Expired/Cancelled	-	-	-	-

Exercised	-	-	-	-

Outstanding- April 30, 2024	5,483,038	$6.30	4.25 years	$233,125

Exercisable - April 30, 2024	5,483,038	$6.30	4.25 years	$233,125
The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rates of 152.10-174.45%; and a risk-free rate of 4.31%-4.84%. Non-cash compensation for the year ended January 31, 2024, amounted to $242,840.
		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2022	1,435,622	$6.91	3.93 years	$-

Granted	25,000	7.50	5.00 years	-

Expired/Cancelled	(97,534)	5.36	-	-

Exercised	(55,417)	5.36	-	-

Outstanding, January 31, 2023	1,307,671	6.43	3.34 years	-

Granted	175,833	2.28	2.97 years	-

Expired/Cancelled	(200,466)	6.33	-	-

Exercised	-	-	-	-

Outstanding - January 31, 2024	1,283,038	$5.88	2.97 years	$99,166

Exercisable - January 31, 2024	1,283,038	$5.88	2.97 years	$99,166

Schedule of Summarizes Additional Information Relating to the Warrants Outstanding	The following table summarizes additional information relating to the warrants outstanding as of April 30, 2024:
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value

$4.00	30,000	4.10	$4.00	30,000	$4.00	$-
$6.43	5,282,205	2.68	$6.43	5,282,205	$6.43	$-
$1.93	145,833	2.74	$1.93	145,833	$1.93	$233,125
$7.50	25,000	3.77	$7.50	25,000	$7.50	$-
	5,483,038			5,483,038		$233,125

The following table summarizes additional information relating to the warrants outstanding as of January 31, 2024:
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value
$4.00	30,000	4.10	$4.00	30,000	$4.00	$-
$6.43	1,082,205	2.68	$6.43	1,082,205	$6.43	$-
$1.93	145,833	2.74	$1.93	145,833	$1.93	$99,166
$7.50	25,000	3.77	$7.50	25,000	$7.50	$-

Schedule of Changes in Options Outstanding
	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2023	470,335	$4.13	2.53 years

Granted	404,500	2.18	2.68 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2024	874,835	3.23	2.31 years

Granted	390,000	2.49	2.80 years	$378,300

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- April 30, 2024	1,264,835	$2.63	2.31 years	$910,285

Exercisable - April 30, 2024	1,264,835	$2.63	2.31 years	$910,285

The following table summarizes additional information relating to the options outstanding as of January 31, 2024.
	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2022	190,751	$4.26	2.97 years

Granted	279,584	3.93	3.00 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2023	470,335	4.13	2.53 years

Granted	404,500	2.18	2.68 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- January 31, 2024	874,835	$3.23	2.31 years	$214,460

Exercisable - January 31, 2024	874,835	$3.23	2.31 years	$214,460

Schedule of Summarizes Additional Information Relating to the Options Outstanding	The following table summarizes additional information relating to the options outstanding as of April 30, 2024:
Range of Exercise Prices	Number Outstanding	Weighted Average Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value

$1.93	214,500	2.74	$1.93	214,500	$1.93	$328,185
$2.12	140,000	2.74	$2.12	140,000	$2.12	$187,600
$2.37	195,000	2.37	$2.37	195,000	$2.37	$212,550
$2.61	195,000	2.61	$2.61	195,000	$2.61	$165,750
$2.65	20,000	2.63	$2.65	20,000	$2.65	$16,200
$3.59	35,000	3.67	$3.59	35,000	$3.59	$-
$3.75	57,500	1.85	$3.75	57,500	$3.75	$-
$3.98	30,000	2.01	$3.98	30,000	$3.98	$-
$4.09	78,750	1.50	$4.09	78,750	$4.09	$-
$4.12	50,000	1.85	$4.12	50,000	$4.12	$-
$4.16	144,083	0.97	$4.16	144,083	$4.16	$-
$4.50	58,334	1.50	$4.50	58,334	$4.50	$-
$4.58	46,668	0.97	$4.58	46,668	$4.58	$-
The following table summarizes additional information relating to the options outstanding as of January 31, 2024:
Prices	Outstanding	Life(Years)	Shares Outstanding	Exercisable	Shares Exercisable	Value

$1.93	214,500	2.74	$1.93	214,500	$1.93	$145,860
$2.12	140,000	2.74	$2.12	140,000	$2.12	$68,600
$2.65	20,000	2.63	$2.65	20,000	$2.65	$-
$3.59	35,000	3.67	$3.59	35,000	$3.59	$-
$3.75	57,500	1.85	$3.75	57,500	$3.75	$-
$3.98	30,000	2.01	$3.98	30,000	$3.98	$-
$4.09	78,750	1.50	$4.09	78,750	$4.09	$-
$4.12	50,000	1.85	$4.12	50,000	$4.12	$-
$4.16	144,083	0.97	$4.16	144,083	$4.16	$-
$4.50	58,334	1.50	$4.50	58,334	$4.50	$-
$4.58	46,668	0.97	$4.58	46,668	$4.58	$-

	874,835	2.06	$3.23	874,835	$3.23	$214,460